Hedge accounting - Schedule Of Hedge Accounting (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	R$ 414,431	R$ 356,851
Fair value hedge
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	144,699	101,443
Book value, assets	385	1,574
Book value, liabilities	1,682	737
Variation in fair value used to calculate hedge ineffectiveness	(171)	(267)
Hedge ineffectiveness recognized in income	(8)	3
Fair value hedge | Foreign exchange risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	29,033	19,363
Book value, assets	84	6,640
Book value, liabilities	43	2,068
Variation in fair value used to calculate hedge ineffectiveness	(15,422)	(17,428)
Hedge ineffectiveness recognized in income	(30)	(24)
Swaps | Fair value hedge | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	102,677	90,201
Book value, assets	385	1,557
Book value, liabilities	1,682	737
Variation in fair value used to calculate hedge ineffectiveness	(349)	(328)
Hedge ineffectiveness recognized in income	(11)	8
Futures | Fair value hedge | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	41,992	10,945
Book value, assets	0	17
Book value, liabilities	0	0
Variation in fair value used to calculate hedge ineffectiveness	168	39
Hedge ineffectiveness recognized in income	3	(5)
Futures | Fair value hedge | Foreign exchange risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	30	297
Book value, assets	0	0
Book value, liabilities	0	0
Variation in fair value used to calculate hedge ineffectiveness	10	22
Hedge ineffectiveness recognized in income	R$ 0	R$ 0